Consolidated Statement of Income - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest income calculated using the effective interest method
Loan portfolio	$ 26,534,115	$ 17,559,516	$ 11,882,144
Investments in debt securities	2,385,289	1,843,516	909,265
Total interest income	28,919,404	19,403,032	12,791,409
Interest expense
Deposits	(16,214,226)	(7,756,432)	(2,637,945)
Financial obligations	(6,418,204)	(3,907,963)	(2,022,885)
Total interest expense	(22,632,430)	(11,664,395)	(4,660,830)
Net interest income	6,286,974	7,738,637	8,130,579
Impairment (losses) recoveries on financial assets
Loans and other accounts receivable	(4,751,039)	(3,120,403)	(3,192,335)
Other financial assets	12,871	(16,723)	(660)
Recovery of charged-off financial assets	555,774	643,978	471,912
Net impairment loss on financial assets	(4,182,394)	(2,493,148)	(2,721,083)
Net interest income, after impairment losses	2,104,580	5,245,489	5,409,496
Income from commissions and fees	4,356,336	3,874,439	3,795,929
Expenses from commissions and fees	(1,003,813)	(970,676)	(731,742)
Net income from commissions and fees	3,352,523	2,903,763	3,064,187
Income from sales of goods and services	11,223,556	12,141,327	10,450,914
Costs and expenses of sales goods and services	(8,005,597)	(7,596,231)	(7,351,979)
Gross profit from sales of goods and services	3,217,959	4,545,096	3,098,935
Net trading (loss) income	(916,049)	1,559,626	922,281
Net income from other financial instruments mandatorily at FVTPL	323,685	278,751	270,095
Other income	3,751,306	(848,571)	389,680
Other expenses	(8,346,454)	(7,409,783)	(6,790,056)
Net income before tax expense	3,487,550	6,274,371	6,364,618
Income tax expense	(1,310,434)	(2,271,404)	(2,323,428)
Net income from continuing operations	2,177,116	4,002,967	4,041,190
Net income from discontinued operations, net of tax		866,166	1,627,312
Net income for the year	2,177,116	4,869,133	5,668,502
Net income for the year attributable to:
Net income attributable to owners of the parent - Net income for the period from continuing operations	739,003	1,888,895	2,179,180
Net income attributable to owners of the parent - Net income for the period from discontinued operations, net of tax		593,990	1,118,556
Net income attributable to owners of the parent - Owners of the parent	739,003	2,482,885	3,297,736
Net income attributable to non-controlling interests - Net income for the period from continuing operations	1,438,113	2,114,072	1,862,010
Net income attributable to non-controlling interests - Net income for the period from discontinued operations, net of tax		272,176	508,756
Net income attributable to non-controlling interests - Non-controlling interests	1,438,113	2,386,248	2,370,766
Net income for the year	$ 2,177,116	$ 4,869,133	$ 5,668,502
Net income per share basic (in Colombian pesos, see note 25)	$ 31.12	$ 107.29	$ 148.01
Net income per share diluted (in Colombian pesos, see note 25)	$ 31.12	$ 107.29	$ 148.01